Variable Interest Entities - Summary of Ownership (Details)	Dec. 31, 2024
Lottoitalia S.r.l. (“Lottoitalia”)
Variable Interest Entity [Line Items]
Ownership percentage	61.50%
Lotterie Nazionali S.r.l. (“LN”)
Variable Interest Entity [Line Items]
Ownership percentage	64.00%
Northstar New Jersey Lottery Group, LLC (“Northstar NJ”)
Variable Interest Entity [Line Items]
Ownership percentage	76.64%
Northstar New Jersey Lottery Group, LLC (“Northstar NJ”) | New Jersey Holding Company LLC
Variable Interest Entity [Line Items]
Ownership percentage	76.64%
Rhode Island VLT Company LLC
Variable Interest Entity [Line Items]
Ownership percentage	60.00%
New Jersey Holding Company LLC
Variable Interest Entity [Line Items]
Ownership percentage	71.12%